CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Total Mynd.ai Shareholders' Deficit	Common Stock	Treasury stock	APIC	AOCI	Accumulated Deficit	Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2021			426,422,220	0
Beginning balance at Dec. 31, 2021	$ 115,959	$ 115,959	$ 426	$ 0	$ 447,509	$ 7,913	$ (339,889)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	20,463	20,463					20,463
Foreign currency translation	(3,367)	(3,367)				(3,367)
Contributions from Controlling Shareholder	556	556			556
Forgiveness of related party payables	0
Ending balance (in shares) at Dec. 31, 2022			426,422,220	0
Ending balance at Dec. 31, 2022	133,611	133,611	$ 426	$ 0	448,065	4,546	(319,426)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(39,395)	(39,428)					(39,428)	33
Foreign currency translation	(1,033)	(1,033)				(1,033)
Contributions from Controlling Shareholder	2,707	2,707			2,707
Acquisition of business (in shares)			30,055,600
Acquisition of business	24,704	22,848	$ 30		22,818			1,856
Forgiveness of related party payables	$ 0
Ending balance (in shares) at Dec. 31, 2023	456,477,820		456,477,820	0
Ending balance at Dec. 31, 2023	$ 120,594	118,705	$ 456	$ 0	473,590	3,513	(358,854)	1,889
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(95,752)	(95,719)					(95,719)	(33)
Foreign currency translation	497	397				397		100
Disposal of subsidiary	(2,522)	(566)				(566)		(1,956)
Share based compensation	3,698	3,698			3,698
Share repurchase (in shares)			0	(1,519,230)
Share repurchase	(342)	(342)		$ (342)
Forgiveness of related party payables	2,412	2,412			2,412
Other equity adjustments	$ (220)	(220)			(220)
Ending balance (in shares) at Dec. 31, 2024	454,958,590		456,477,820	(1,519,230)
Ending balance at Dec. 31, 2024	$ 28,365	$ 28,365	$ 456	$ (342)	$ 479,480	$ 3,344	$ (454,573)	$ 0